Net Amortization Of VOBA (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule Of Estimated Future Amortization Expense [Line Items]
2014	$ 2,834
2015	2,251
2016	1,703
2017	803
2018	$ 830